Regulatory Matters - Regulatory Assets and Liabilities - Footnote (Details) $ in Thousands		1 Months Ended	3 Months Ended	12 Months Ended
	Aug. 01, 2023 USD ($)	Feb. 28, 2021 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Jan. 30, 2024 USD ($)	Dec. 31, 2022 USD ($)	Mar. 01, 2020 MWac
Regulatory Liabilities [Line Items]
Regulatory asset, amortization period				26 years
Regulatory assets				$ 1,327,683		$ 1,271,501
Capital expenditure shortfall refundable to customers (percent)				80.00%
Retroactive rate adjustment collection period				24 months
Regulatory liability, disallowed securitization costs				$ 63,495
Empire Electric
Regulatory Liabilities [Line Items]
Public utilities, incurred cost one-time net gain (loss)		$ 63,495	$ 48,452
Minimum | Rate adjustment mechanism
Regulatory Liabilities [Line Items]
Regulatory assets, recovery period				1 year
Maximum | Rate adjustment mechanism
Regulatory Liabilities [Line Items]
Regulatory assets, recovery period				5 years
Fuel and commodity cost adjustments
Regulatory Liabilities [Line Items]
Asset retirement obligation						21,283
Regulatory assets				$ 326,418		388,294
Fuel and commodity cost adjustments | Minimum
Regulatory Liabilities [Line Items]
Regulatory asset, amortization period				6 months
Fuel and commodity cost adjustments | Maximum
Regulatory Liabilities [Line Items]
Regulatory asset, amortization period				24 months
Retired generating plant
Regulatory Liabilities [Line Items]
Regulatory assets				$ 183,732		174,609
Coal generation capacity (MW) | MWac							200
Deferred capitalized costs
Regulatory Liabilities [Line Items]
Regulatory asset, amortization period				20 years
Regulatory assets				$ 124,517		90,121
Capitalized operating and maintenance costs, recovery rate, (percent)				2.43%
Pension and post-employment benefits
Regulatory Liabilities [Line Items]
Regulatory assets				$ 68,822		80,736
Future service years of employees				10 years
Pension and post-employment benefits | Minimum
Regulatory Liabilities [Line Items]
Regulatory assets, recovery period				3 years
Pension and post-employment benefits | Maximum
Regulatory Liabilities [Line Items]
Regulatory assets, recovery period				8 years
Environmental costs
Regulatory Liabilities [Line Items]
Regulatory assets				$ 66,779		70,529
Environmental remediation, rate recovery period				7 years
Wildfire mitigation and vegetation management
Regulatory Liabilities [Line Items]
Regulatory assets				$ 64,146		66,156
Regulatory assets, recovery period				2 years
Clean energy and other customer programs
Regulatory Liabilities [Line Items]
Regulatory assets				$ 37,214		28,145
Clean energy and other customer programs | Minimum
Regulatory Liabilities [Line Items]
Regulatory assets, recovery period				6 years
Clean energy and other customer programs | Maximum
Regulatory Liabilities [Line Items]
Regulatory assets, recovery period				10 years
Rate review costs
Regulatory Liabilities [Line Items]
Regulatory assets				$ 8,815		9,481
Rate review costs | Minimum
Regulatory Liabilities [Line Items]
Costs capitalized and amortized period				1 year
Rate review costs | Maximum
Regulatory Liabilities [Line Items]
Costs capitalized and amortized period				5 years
Long-term maintenance contract
Regulatory Liabilities [Line Items]
Regulatory assets				$ 4,932		6,504
Regulatory assets, recovery period				5 years
Midwest Extreme Weather Event | Fuel and commodity cost adjustments
Regulatory Liabilities [Line Items]
Issuance of securitized tariff bonds, authorized amount						221,646
Public utilities, incurred cost one-time net gain (loss)	$ 63,495
Public utilities, incurred cost one-time net gain (loss), net of tax			$ 48,452
Energy Transistion Costs | Fuel and commodity cost adjustments
Regulatory Liabilities [Line Items]
Issuance of securitized tariff bonds, authorized amount						$ 140,774
Securitized Utility Tariff Bonds due January 1, 2035 | Fuel and commodity cost adjustments | Subsequent Event
Regulatory Liabilities [Line Items]
Regulatory assets					$ 180,500
Percentage of public utilities, issuance of securitized tariff bonds					0.04943
Securitized Utility Tariff Bonds due January 1, 2039 | Fuel and commodity cost adjustments | Subsequent Event
Regulatory Liabilities [Line Items]
Regulatory assets					$ 125,000
Percentage of public utilities, issuance of securitized tariff bonds					0.05091